UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	June 30, 2010

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.6%)
	Aerospace & Defense (2.4%)
35,419	Boeing Co. (The)	$1,917,939
32,125	General Dynamics Corp.	2,075,275
33,843	Goodrich Corp.	1,839,029
49,871	Honeywell International, Inc.	1,852,708
36,114	ITT Corp.	1,883,345
22,849	L-3 Communications Holdings, Inc.	1,835,232
25,919	Lockheed Martin Corp.	2,023,755
40,054	Northrop Grumman Corp.	2,072,794
20,017	Precision Castparts Corp.	2,039,132
38,857	Raytheon Co.	1,863,970
40,619	Rockwell Collins, Inc.	2,063,445
31,043	United Technologies Corp.	1,891,450
		23,358,074
	Air Freight & Logistics (0.7%)
31,998	C.H. Robinson Worldwide, Inc.	1,847,884
51,059	Expeditors International of Washington, Inc.	1,794,724
24,655	FedEx Corp.	1,854,549
32,580	United Parcel Service, Inc. (Class B)	1,839,793
		7,336,950
	Airlines (0.2%)
194,005	Southwest Airlines Co.	1,862,448

	Auto Components (0.4%)
121,525	Goodyear Tire & Rubber Co. (The) (a)	2,069,571
68,589	Johnson Controls, Inc.	1,753,135
		3,822,706
	Automobiles (0.4%)
273,683	Ford Motor Co. (a)	1,973,254
83,326	Harley-Davidson, Inc.	1,916,498
		3,889,752
	Beverages (1.6%)
43,152	Brown-Forman Corp. (Class B)	2,080,789
34,974	Coca-Cola Co. (The)	1,878,104
91,201	Coca-Cola Enterprises, Inc.	1,952,613
130,936	Constellation Brands, Inc. (Class A) (a)	1,983,680
70,210	Dr Pepper Snapple Group, Inc. (a)	2,018,538
39,287	Molson Coors Brewing Co. (Class B)	1,912,491
51,016	Pepsi Bottling Group, Inc.	1,859,023
34,675	PepsiCo, Inc.	2,034,036
		15,719,274
	Biotechnology (1.2%)
34,138	Amgen, Inc. (a)	2,056,132
41,512	Biogen Idec, Inc. (a)	2,097,186
39,506	Celgene Corp. (a)	2,208,385
32,107	Cephalon, Inc. (a)	1,869,912
32,631	Genzyme Corp. (a)	1,851,157
41,030	Gilead Sciences, Inc. (a)	1,911,177
		11,993,949
	Building Products (0.2%)
146,897	Masco Corp.	1,897,909

	Capital Markets (2.8%)
57,325	Ameriprise Financial, Inc.	2,082,617
61,979	Bank of New York Mellon Corp. (The)	1,796,771
117,867	Charles Schwab Corp. (The)	2,257,153
1,020,634	E*Trade Financial Corp. (a)	1,786,110
69,605	Federated Investors, Inc. (Class B)	1,835,484
18,152	Franklin Resources, Inc.	1,826,091
11,170	Goldman Sachs Group, Inc. (The)	2,059,190
91,462	Invesco Ltd. (Bermuda)	2,081,675
129,784	Janus Capital Group, Inc.	1,840,337

57,607	Legg Mason, Inc.	$1,787,545
66,145	Morgan Stanley (b)	2,042,558
31,976	Northern Trust Corp.	1,859,724
38,162	State Street Corp.	2,007,321
40,369	T Rowe Price Group, Inc.	1,844,863
		27,107,439
	Chemicals (2.6%)
23,905	Air Products & Chemicals, Inc.	1,854,550
40,818	Airgas, Inc.	1,974,367
23,117	CF Industries Holdings, Inc.	1,993,379
77,595	Dow Chemical Co. (The)	2,022,902
34,452	Eastman Chemical Co.	1,844,560
42,283	Ecolab, Inc.	1,954,743
55,660	EI Du Pont de Nemours & Co.	1,788,912
35,794	FMC Corp.	2,013,413
48,182	International Flavors & Fragrances, Inc.	1,827,543
25,971	Monsanto Co.	2,010,155
34,798	PPG Industries, Inc.	2,025,592
23,170	Praxair, Inc.	1,892,757
38,979	Sigma-Aldrich Corp.	2,104,086
		25,306,959
	Commercial Banks (2.8%)
70,963	BB&T Corp.	1,933,032
67,721	Comerica, Inc.	2,009,282
202,503	Fifth Third Bancorp	2,051,355
135,600	First Horizon National Corp. (a)	1,793,989
431,716	Huntington Bancshares, Inc.	2,033,382
313,068	Keycorp	2,034,942
28,437	M&T Bank Corp.	1,772,194
256,253	Marshall & Ilsley Corp.	2,067,962
45,142	PNC Financial Services Group, Inc.	2,193,450
306,357	Regions Financial Corp.	1,902,477
79,206	SunTrust Banks, Inc.	1,786,095
85,674	US Bancorp	1,872,834
66,092	Wells Fargo & Co.	1,862,473
112,807	Zions BanCorp.	2,027,142
		27,340,609
	Commercial Services & Supplies (1.6%)
52,931	Avery Dennison Corp.	1,906,045
63,083	Cintas Corp.	1,912,046
73,422	Iron Mountain, Inc. (a)	1,957,430
75,483	Pitney Bowes, Inc.	1,875,753
76,031	Republic Services, Inc.	2,020,144
97,586	RR Donnelley & Sons Co.	2,074,678
39,099	Stericycle, Inc. (a)	1,894,347
67,500	Waste Management, Inc.	2,012,850
		15,653,293
	Communications Equipment (1.6%)
117,154	Ciena Corp. (a)	1,907,267
84,500	Cisco Systems, Inc. (a)	1,989,130
56,759	Harris Corp.	2,134,139
274,699	JDS Uniphase Corp. (a)	1,953,110
71,309	Juniper Networks, Inc. (a)	1,926,769
231,658	Motorola, Inc.	1,989,942
46,685	QUALCOMM, Inc.	2,099,891
301,692	Tellabs, Inc. (a)	2,087,709
		16,087,957
	Computers & Peripherals (2.4%)
10,151	Apple, Inc. (a)	1,881,691
112,521	Dell, Inc. (a)	1,717,070
122,041	EMC Corp. (a)	2,079,579

44,236	Hewlett-Packard Co.	$2,088,382
16,998	International Business Machines Corp.	2,033,131
94,606	Lexmark International, Inc. (Class A) (a)	2,037,813
75,878	NetApp, Inc. (a)	2,024,425
106,825	QLogic Corp. (a)	1,837,390
90,878	SanDisk Corp. (a)	1,972,053
227,094	Sun Microsystems, Inc. (a)	2,064,284
71,189	Teradata Corp. (a)	1,959,121
57,307	Western Digital Corp. (a)	2,093,425
		23,788,364
	Construction & Engineering (0.5%)
33,505	Fluor Corp.	1,703,729
38,697	Jacobs Engineering Group, Inc. (a)	1,778,127
78,379	Quanta Services, Inc. (a)	1,734,528
		5,216,384
	Construction Materials (0.2%)
36,149	Vulcan Materials Co.	1,954,576

	Consumer Finance (1.0%)
59,697	American Express Co.	2,023,728
55,351	Capital One Financial Corp.	1,977,691
129,244	Discover Financial Services	2,097,630
8,400	Mastercard, Inc. (Class A)	1,698,060
213,163	SLM Corp. (a)	1,858,782
		9,655,891
	Containers & Packaging (1.0%)
38,147	Ball Corp.	1,876,832
68,488	Bemis Co., Inc.	1,774,524
55,376	Owens-Illinois, Inc. (a)	2,043,374
77,332	Pactiv Corp. (a)	2,014,499
100,857	Sealed Air Corp.	1,979,823
		9,689,052
	Distributors (0.2%)
49,892	Genuine Parts Co.	1,898,890

	Diversified Consumer Services (0.7%)
30,073	Apollo Group, Inc. (Class A) (a)	2,215,478
39,536	DeVry, Inc.	2,187,131
118,068	H&R Block, Inc.	2,170,090
		6,572,699
	Diversified Financial Services (1.8%)
116,633	Bank of America Corp.	1,973,430
487,242	Citigroup, Inc. (c)	2,358,251
6,177	CME Group, Inc.	1,903,690
21,260	IntercontinentalExchange, Inc. (a)	2,066,260
43,932	JPMorgan Chase & Co.	1,925,100
77,253	Leucadia National Corp. (a)	1,909,694
79,608	Moody’s Corp.	1,628,780
83,022	NASDAQ OMX Group, Inc. (The) (a)	1,747,613
61,999	NYSE Euronext	1,791,151
		17,303,969
	Diversified Telecommunication Services (1.3%)
76,733	AT&T, Inc.	2,072,558
65,664	CenturyTel, Inc.	2,206,310
256,903	Frontier Communications Corp.	1,937,049
593,041	Qwest Communications International, Inc.	2,259,486
63,466	Verizon Communications, Inc.	1,921,116
193,206	Windstream Corp.	1,957,177
		12,353,696
	Electric Utilities (2.8%)
75,095	Allegheny Energy, Inc.	1,991,519
64,742	American Electric Power Co., Inc.	2,006,354

130,053	Duke Energy Corp.	$2,047,034
59,321	Edison International	1,991,999
25,660	Entergy Corp.	2,049,208
40,405	Exelon Corp.	2,004,896
40,600	FirstEnergy Corp.	1,856,232
37,718	FPL Group, Inc.	2,083,165
84,824	Northeast Utilities	2,013,722
136,645	Pepco Holdings, Inc.	2,033,278
62,841	Pinnacle West Capital Corp.	2,062,442
61,291	PPL Corp.	1,859,569
48,017	Progress Energy, Inc.	1,875,544
58,631	Southern Co.	1,856,844
		27,731,806
	Electrical Equipment (0.4%)
48,801	Emerson Electric Co.	1,955,944
42,498	Rockwell Automation, Inc.	1,810,415
		3,766,359
	Electronic Equipment, Instruments & Components (1.2%)
73,164	Agilent Technologies, Inc. (a)	2,036,154
49,447	Amphenol Corp. (Class A)	1,863,163
122,984	Corning, Inc.	1,882,885
69,722	FLIR Systems, Inc. (a)	1,950,124
167,257	Jabil Circuit, Inc.	2,242,916
98,388	Molex, Inc.	2,054,342
		12,029,584
	Energy Equipment & Services (2.4%)
42,671	Baker Hughes, Inc.	1,820,345
94,752	BJ Services Co.	1,841,031
48,439	Cameron International Corp. (a)	1,831,963
19,980	Diamond Offshore Drilling, Inc.	1,908,490
45,913	ENSCO International, Inc.	1,953,139
38,184	FMC Technologies, Inc. (a)	1,994,732
73,736	Halliburton Co.	1,999,720
100,677	Nabors Industries Ltd. (Bermuda) (a)	2,104,149
42,994	National Oilwell Varco, Inc. (a)	1,854,331
88,589	Rowan Cos., Inc.	2,043,748
30,544	Schlumberger Ltd. (Netherlands Antilles)	1,820,423
72,625	Smith International, Inc.	2,084,338
		23,256,409
	Food & Staples Retailing (1.8%)
33,518	Costco Wholesale Corp.	1,892,426
52,194	CVS Caremark Corp.	1,865,414
90,635	Kroger Co. (The)	1,870,706
96,256	Safeway, Inc.	1,898,168
134,259	SUPERVALU, Inc.	2,021,941
73,158	Sysco Corp.	1,817,976
37,476	Wal-Mart Stores, Inc.	1,839,697
60,163	Walgreen Co.	2,254,308
65,664	Whole Foods Market, Inc. (a)	2,002,095
		17,462,731
	Food Products (2.9%)
71,279	Archer-Daniels-Midland Co.	2,082,772
64,281	Campbell Soup Co.	2,096,846
86,339	ConAgra Foods, Inc.	1,871,829
102,063	Dean Foods Co. (a)	1,815,701
34,416	General Mills, Inc.	2,215,702
52,402	Hershey Co. (The)	2,036,342
52,270	HJ Heinz Co.	2,077,732
52,382	Hormel Foods Corp.	1,860,609
35,828	JM Smucker Co. (The)	1,899,242
42,516	Kellogg Co.	2,093,063

77,652	Kraft Foods, Inc. (Class A)	$2,039,918
59,236	McCormick & Co., Inc.	2,010,470
176,461	Sara Lee Corp.	1,965,776
163,436	Tyson Foods, Inc. (Class A)	2,064,197
		28,130,199
	Gas Utilities (0.6%)
49,431	EQT Corp.	2,105,760
55,932	Nicor, Inc.	2,046,552
50,962	Questar Corp.	1,914,133
		6,066,445
	Health Care Equipment & Supplies (2.6%)
32,178	Baxter International, Inc.	1,834,468
26,728	Becton Dickinson and Co.	1,864,278
171,191	Boston Scientific Corp. (a)	1,812,913
95,170	CareFusion Corp. (a)	2,074,706
23,430	CR Bard, Inc.	1,841,832
54,198	DENTSPLY International, Inc.	1,871,999
48,136	Hospira, Inc. (a)	2,146,866
7,575	Intuitive Surgical, Inc. (a)	1,986,544
55,409	Medtronic, Inc.	2,039,051
48,841	St Jude Medical, Inc. (a)	1,905,287
39,911	Stryker Corp.	1,813,157
45,440	Varian Medical Systems, Inc. (a)	1,914,387
40,603	Zimmer Holdings, Inc. (a)	2,170,230
		25,275,718
	Health Care Providers & Services (3.2%)
60,972	Aetna, Inc.	1,696,851
92,695	AmerisourceBergen Corp.	2,074,514
67,335	Cardinal Health, Inc.	1,804,578
63,342	CIGNA Corp.	1,779,277
100,759	Coventry Health Care, Inc. (a)	2,011,150
37,351	DaVita, Inc. (a)	2,115,561
24,082	Express Scripts, Inc. (a)	1,868,281
47,079	Humana, Inc. (a)	1,756,047
32,687	Laboratory Corp. of America Holdings (a)	2,147,536
35,506	McKesson Corp.	2,114,382
34,687	Medco Health Solutions, Inc. (a)	1,918,538
74,089	Patterson Cos., Inc. (a)	2,018,925
40,698	Quest Diagnostics, Inc.	2,124,028
369,991	Tenet Healthcare Corp. (a)	2,175,547
66,853	UnitedHealth Group, Inc.	1,673,999
38,155	WellPoint, Inc. (a)	1,807,021
		31,086,235
	Health Care Technology (0.2%)
121,472	IMS Health, Inc.	1,864,595

	Hotels, Restaurants & Leisure (2.0%)
63,518	Carnival Corp. (Units) (Panama) (d)	2,113,879
50,591	Darden Restaurants, Inc.	1,726,671
86,027	International Game Technology	1,847,860
69,145	Marriott International, Inc. (Class A)	1,907,710
32,946	McDonald’s Corp.	1,880,228
99,983	Starbucks Corp. (a)	2,064,649
60,888	Starwood Hotels & Resorts Worldwide, Inc.	2,011,131
130,791	Wyndham Worldwide Corp.	2,134,509
30,013	Wynn Resorts Ltd. (a)	2,127,622
54,057	Yum! Brands, Inc.	1,824,964
		19,639,223
	Household Durables (2.3%)
41,756	Black & Decker Corp.	1,932,885
141,734	DR Horton, Inc.	1,617,185
44,956	Fortune Brands, Inc.	1,932,209

63,926	Harman International Industries, Inc.	$2,165,813
92,923	KB Home	1,543,451
106,117	Leggett & Platt, Inc.	2,058,670
125,493	Lennar Corp. (Class A)	1,788,275
131,537	Newell Rubbermaid, Inc.	2,063,816
163,309	Pulte Homes, Inc.	1,794,766
53,667	Snap-On, Inc.	1,865,465
48,205	Stanley Works (The)	2,057,871
28,426	Whirlpool Corp.	1,988,683
		22,809,089
	Household Products (0.8%)
32,417	Clorox Co.	1,906,768
24,677	Colgate-Palmolive Co.	1,882,361
35,861	Kimberly-Clark Corp.	2,115,082
36,211	Procter & Gamble Co. (The)	2,097,341
		8,001,552
	Independent Power Producers & Energy Traders (0.6%)
130,505	AES Corp. (The) (a)	1,934,084
57,659	Constellation Energy Group, Inc.	1,866,422
861,452	Dynegy, Inc. (Class A) (a)	2,196,703
		5,997,209
	Industrial Conglomerates (0.6%)
27,817	3M Co.	2,052,895
113,817	General Electric Co. (e)	1,868,875
106,772	Textron, Inc.	2,026,532
		5,948,302
	Information Technology Services (2.0%)
40,447	Affiliated Computer Services, Inc. (Class A) (a)	2,191,014
47,676	Automatic Data Processing, Inc.	1,873,667
48,754	Cognizant Technology Solutions Corp. (Class A) (a)	1,884,830
36,911	Computer Sciences Corp. (a)	1,945,579
166,045	Convergys Corp. (a)	1,650,487
83,260	Fidelity National Information Services, Inc.	2,123,962
37,992	Fiserv, Inc. (a)	1,831,214
63,865	Paychex, Inc.	1,855,278
120,206	Total System Services, Inc.	1,936,519
99,055	Western Union Co. (The)	1,874,121
		19,166,671
	Insurance (4.3%)
43,930	Aflac, Inc.	1,877,568
67,625	Allstate Corp. (The)	2,070,678
47,056	American International Group, Inc. (a)	2,075,640
49,751	AON Corp.	2,024,368
64,885	Assurant, Inc.	2,080,213
42,190	Chubb Corp.	2,126,798
80,078	Cincinnati Financial Corp.	2,081,227
159,176	Genworth Financial, Inc. (Class A)	1,902,153
76,283	Hartford Financial Services Group, Inc.	2,021,500
78,892	Lincoln National Corp.	2,044,092
58,266	Loews Corp.	1,995,611
82,262	Marsh & McLennan Cos., Inc.	2,034,339
268,281	MBIA, Inc. (a)	2,081,861
49,345	MetLife, Inc.	1,878,564
66,383	Principal Financial Group, Inc.	1,818,230
121,453	Progressive Corp. (The) (a)	2,013,691
35,642	Prudential Financial, Inc.	1,778,892
43,303	Torchmark Corp.	1,880,649
40,388	Travelers Companies, Inc. (The)	1,988,301
83,614	Unum Group	1,792,684
122,893	XL Capital Ltd. (Class A) (Cayman Islands)	2,145,712
		41,712,771

	Internet & Catalog Retail (0.4%)
20,801	Amazon.com, Inc. (a)	$1,941,981
84,790	Expedia, Inc. (a)	2,030,721
		3,972,702
	Internet Software & Services (1.0%)
100,051	Akamai Technologies, Inc. (a)	1,969,004
77,156	eBay, Inc. (a)	1,821,653
3,941	Google, Inc. (Class A) (a)	1,954,145
85,954	VeriSign, Inc. (a)	2,036,250
108,438	Yahoo!, Inc. (a)	1,931,281
		9,712,333
	Leisure Equipment & Products (0.6%)
374,666	Eastman Kodak Co.	1,790,903
67,666	Hasbro, Inc.	1,877,732
112,015	Mattel, Inc.	2,067,797
		5,736,432
	Life Sciences Tools & Services (1.0%)
41,058	Life Technologies Corp. (a)	1,911,250
25,928	Millipore Corp. (a)	1,823,516
93,199	PerkinElmer, Inc.	1,793,149
46,259	Thermo Fisher Scientific, Inc. (a)	2,020,131
33,947	Waters Corp. (a)	1,896,279
		9,444,325
	Machinery (2.2%)
38,856	Caterpillar, Inc.	1,994,478
45,064	Cummins, Inc.	2,019,318
30,457	Danaher Corp.	2,050,365
46,053	Deere & Co.	1,976,595
50,703	Dover Corp.	1,965,248
33,823	Eaton Corp.	1,914,044
20,533	Flowserve Corp.	2,023,322
46,781	Illinois Tool Works, Inc.	1,998,016
52,376	PACCAR, Inc.	1,975,099
60,727	Pall Corp.	1,960,268
37,616	Parker Hannifin Corp.	1,950,013
		21,826,766
	Media (3.2%)
164,734	CBS Corp. (Class B)	1,985,045
108,616	Comcast Corp. (Class A)	1,834,524
78,832	DIRECTV Group, Inc. (The) (a)	2,174,186
211,585	Gannett Co., Inc.	2,646,928
251,402	Interpublic Group of Cos., Inc. (a)	1,890,543
70,047	McGraw-Hill Cos., Inc. (The)	1,760,982
60,331	Meredith Corp.	1,806,310
224,638	New York Times Co. (The) (Class A)	1,824,061
167,584	News Corp. (Class A)	2,009,332
54,521	Omnicom Group, Inc.	2,014,006
50,375	Scripps Networks Interactive, Inc. (Class A)	1,861,356
44,012	Time Warner Cable, Inc.	1,896,477
63,569	Time Warner, Inc.	1,829,516
68,646	Viacom, Inc. (Class B) (a)	1,924,834
71,845	Walt Disney Co. (The)	1,972,864
4,488	Washington Post Co. (The) (Class B)	2,100,743
		31,531,707
	Metals & Mining (1.5%)
89,644	AK Steel Holding Corp.	1,768,676
143,043	Alcoa, Inc.	1,876,724
59,542	Allegheny Technologies, Inc.	2,083,374
29,593	Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,030,376
41,769	Newmont Mining Corp.	1,838,671
41,763	Nucor Corp.	1,963,279

205,103	Titanium Metals Corp.	$1,966,938
38,303	United States Steel Corp.	1,699,504
		15,227,542
	Multi-Utilities (3.0%)
79,679	Ameren Corp.	2,014,285
166,184	Centerpoint Energy, Inc.	2,065,667
139,833	CMS Energy Corp.	1,873,762
50,039	Consolidated Edison, Inc.	2,048,597
54,703	Dominion Resources, Inc.	1,887,254
58,883	DTE Energy Co.	2,069,149
55,569	Integrys Energy Group, Inc.	1,994,371
140,610	NiSource, Inc.	1,953,073
45,737	PG&E Corp.	1,851,891
64,884	Public Service Enterprise Group, Inc.	2,039,953
52,870	SCANA Corp.	1,845,163
36,880	Sempra Energy	1,836,993
133,674	TECO Energy, Inc.	1,882,130
45,860	Wisconsin Energy Corp.	2,071,496
93,804	Xcel Energy, Inc.	1,804,789
		29,238,573
	Multiline Retail (1.6%)
75,059	Big Lots, Inc. (a)	1,877,976
78,563	Family Dollar Stores, Inc.	2,074,063
60,696	JC Penney Co., Inc.	2,048,490
36,551	Kohl’s Corp. (a)	2,085,235
115,122	Macy’s, Inc.	2,105,581
65,109	Nordstrom, Inc.	1,988,429
27,580	Sears Holdings Corp. (a)	1,801,250
40,393	Target Corp.	1,885,545
		15,866,569
	Office Electronics (0.1%)
198,098	Xerox Corp.	1,533,279

	Oil, Gas & Consumable Fuels (5.5%)
29,743	Anadarko Petroleum Corp.	1,865,778
21,220	Apache Corp.	1,948,633
51,141	Cabot Oil & Gas Corp.	1,828,291
67,432	Chesapeake Energy Corp.	1,915,069
28,574	Chevron Corp.	2,012,467
44,351	ConocoPhillips	2,002,891
40,231	Consol Energy, Inc.	1,814,820
119,539	Denbury Resources, Inc. (a)	1,808,625
27,165	Devon Energy Corp.	1,829,020
186,625	El Paso Corp.	1,925,970
22,941	EOG Resources, Inc.	1,915,803
29,656	Exxon Mobil Corp.	2,034,698
37,191	Hess Corp.	1,988,231
56,008	Marathon Oil Corp.	1,786,655
66,083	Massey Energy Co.	1,843,055
34,347	Murphy Oil Corp.	1,977,357
30,134	Noble Energy, Inc.	1,987,639
24,341	Occidental Petroleum Corp.	1,908,334
50,931	Peabody Energy Corp.	1,895,652
53,201	Pioneer Natural Resources Co.	1,930,664
36,636	Range Resources Corp.	1,808,353
47,141	Southwestern Energy Co. (a)	2,011,978
106,443	Spectra Energy Corp.	2,016,030
72,983	Sunoco, Inc.	2,076,366
121,629	Tesoro Corp.	1,822,002
102,653	Valero Energy Corp.	1,990,442
103,345	Williams Cos., Inc. (The)	1,846,775
43,765	XTO Energy, Inc.	1,808,370
		53,599,968

	Paper & Forest Products (0.6%)
89,700	International Paper Co.	$1,994,031
90,680	MeadWestvaco Corp.	2,023,071
52,350	Weyerhaeuser Co.	1,918,627
		5,935,729
	Personal Products (0.4%)
64,542	Avon Products, Inc.	2,191,847
54,204	Estee Lauder Cos., Inc. (The) (Class A)	2,009,884
		4,201,731
	Pharmaceuticals (2.6%)
40,851	Abbott Laboratories	2,020,899
34,396	Allergan, Inc.	1,952,317
83,391	Bristol-Myers Squibb Co.	1,877,965
57,150	Eli Lilly & Co.	1,887,665
64,869	Forest Laboratories, Inc. (a)	1,909,743
30,897	Johnson & Johnson	1,881,318
192,011	King Pharmaceuticals, Inc. (a)	2,067,959
60,677	Merck & Co., Inc.	1,919,214
122,415	Mylan, Inc. (a)	1,959,864
113,747	Pfizer, Inc. (e)	1,882,513
67,174	Schering-Plough Corp.	1,897,666
56,388	Watson Pharmaceuticals, Inc. (a)	2,066,056
39,116	Wyeth	1,900,255
		25,223,434
	Professional Services (0.8%)
27,951	Dun & Bradstreet Corp.	2,105,269
65,207	Equifax, Inc.	1,900,132
116,741	Monster Worldwide, Inc. (a)	2,040,633
68,489	Robert Half International, Inc.	1,713,595
		7,759,629
	Real Estate Investment Trusts (REITs) (2.7%)
138,469	Apartment Investment & Management Co. (Class A)	2,042,418
24,795	AvalonBay Communities, Inc.	1,803,340
29,421	Boston Properties, Inc.	1,928,547
59,149	Equity Residential	1,815,874
69,074	HCP, Inc.	1,985,187
46,277	Health Care REIT, Inc.	1,926,049
179,710	Host Hotels & Resorts, Inc.	2,115,187
138,933	Kimco Realty Corp.	1,811,686
59,055	Plum Creek Timber Co., Inc.	1,809,445
149,639	ProLogis	1,783,697
24,706	Public Storage	1,858,879
25,389	Simon Property Group, Inc.	1,762,758
48,228	Ventas, Inc.	1,856,778
30,453	Vornado Realty Trust	1,961,478
		26,461,323
	Real Estate Management & Development (0.2%)
166,318	CB Richard Ellis Group, Inc. (Class A) (a)	1,952,573

	Road & Rail (0.9%)
22,380	Burlington Northern Santa Fe Corp.	1,786,595
41,493	CSX Corp.	1,736,897
42,266	Norfolk Southern Corp.	1,822,087
50,393	Ryder System, Inc.	1,968,351
30,746	Union Pacific Corp.	1,794,029
		9,107,959
	Semiconductors & Semiconductor Equipment (3.5%)
329,468	Advanced Micro Devices, Inc. (a)	1,864,789
97,902	Altera Corp.	2,007,970
68,840	Analog Devices, Inc.	1,898,607
145,605	Applied Materials, Inc.	1,951,107
69,234	Broadcom Corp. (Class A) (a)	2,124,791

105,860	Intel Corp. (e)	$2,071,680
58,404	Kla-Tencor Corp.	2,094,367
71,110	Linear Technology Corp.	1,964,769
350,603	LSI Corp. (a)	1,924,811
99,153	MEMC Electronic Materials, Inc. (a)	1,648,914
70,105	Microchip Technology, Inc.	1,857,783
229,021	Micron Technology, Inc. (a)	1,877,972
140,626	National Semiconductor Corp.	2,006,733
94,123	Novellus Systems, Inc. (a)	1,974,701
123,389	Nvidia Corp. (a)	1,854,537
206,825	Teradyne, Inc. (a)	1,913,131
78,053	Texas Instruments, Inc.	1,849,076
82,330	Xilinx, Inc.	1,928,169
		34,813,907
	Software (3.1%)
57,870	Adobe Systems, Inc. (a)	1,912,025
88,175	Autodesk, Inc. (a)	2,098,565
54,364	BMC Software, Inc. (a)	2,040,281
92,210	CA, Inc.	2,027,698
55,766	Citrix Systems, Inc. (a)	2,187,700
267,136	Compuware Corp. (a)	1,958,107
100,479	Electronic Arts, Inc. (a)	1,914,125
67,625	Intuit, Inc. (a)	1,927,312
44,135	McAfee, Inc. (a)	1,932,672
82,171	Microsoft Corp. (e)	2,127,407
434,235	Novell, Inc. (a)	1,958,400
96,005	Oracle Corp.	2,000,744
80,326	Red Hat, Inc. (a)	2,220,211
32,285	Salesforce.com, Inc. (a)	1,837,985
119,997	Symantec Corp. (a)	1,976,350
		30,119,582
	Specialty Retail (3.4%)
54,688	Abercrombie & Fitch Co. (Class A)	1,798,141
104,797	AutoNation, Inc. (a)	1,894,730
13,647	AutoZone, Inc. (a)	1,995,464
47,810	Bed Bath & Beyond, Inc. (a)	1,794,787
49,550	Best Buy Co., Inc.	1,859,116
74,301	GameStop Corp. (Class A) (a)	1,966,747
85,285	Gap, Inc. (The)	1,825,099
67,973	Home Depot, Inc.	1,810,801
85,478	Lowe’s Cos., Inc.	1,789,909
111,386	Ltd. Brands, Inc.	1,892,448
55,468	O’Reilly Automotive, Inc. (a)	2,004,614
328,946	Office Depot, Inc. (a)	2,177,623
127,418	RadioShack Corp.	2,111,316
33,456	Sherwin-Williams Co. (The)	2,012,713
80,634	Staples, Inc.	1,872,322
53,552	Tiffany & Co.	2,063,359
54,565	TJX Cos., Inc.	2,027,090
		32,896,279
	Textiles, Apparel & Luxury Goods (0.8%)
60,928	Coach, Inc.	2,005,750
32,052	NIKE, Inc. (Class B)	2,073,764
27,493	Polo Ralph Lauren Corp.	2,106,514
26,983	VF Corp.	1,954,379
		8,140,407
	Thrifts & Mortgage Finance (0.4%)
136,084	Hudson City Bancorp, Inc.	1,789,504
127,889	People’s United Financial, Inc.	1,989,953
		3,779,457

	Tobacco (0.8%)
104,563	Altria Group, Inc.	$1,862,267
27,594	Lorillard, Inc.	2,050,234
38,978	Philip Morris International, Inc.	1,899,788
43,405	Reynolds American, Inc.	1,932,391
		7,744,680
	Trading Companies & Distributors (0.4%)
51,071	Fastenal Co.	1,976,448
21,060	WW Grainger, Inc.	1,881,921
		3,858,369
	Wireless Telecommunication Services (0.6%)
53,920	American Tower Corp. (Class A) (a)	1,962,688
185,203	MetroPCS Communications, Inc. (a)	1,733,500
484,964	Sprint Nextel Corp. (a)	1,915,608
		5,611,796
	Total Common Stocks (Cost $585,002,819)	975,052,789

NUMBER OF SHARES (000)
	Short—Term Investment (f)(0.4%)
	Investment Company
3,589	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $3,589,097)		3,589,097
	Total Investments (Cost $588,591,916) (g)(h)	100.0%	978,641,886
	Other Assets in Excess of Liabilities	(0.0)	218,756
	Net Assets	100.0%	$978,860,642

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	For the three months ended September 30, 2009, the cost of purchases of Morgan Stanley common stock, an affiliate of the Portfolio, was $304,626.
(c)	For the three months ended September 30, 2009, the proceeds from sales of Citigroup, Inc. common stock, an affiliate of the Portfolio, was $292,078, including net realized losses of $187,546.
(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)	A portion of this security has been physically segregated in connection with open futures contracts.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(g)	Securities have been designated as collateral in connection with open futures contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
89	Long	S&P 500 E-MINI, December 2009	$4,685,405	$65,589

MS Equally Weighted S&P 500

Fair Valuation Measurements

9/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$23,358,074	$23,358,074	—	—
Air Freight & Logistics	7,336,950	7,336,950	—	—
Airlines	1,862,448	1,862,448	—	—
Auto Components	3,822,706	3,822,706	—	—
Automobiles	3,889,752	3,889,752	—	—
Beverages	15,719,274	15,719,274	—	—
Biotechnology	11,993,949	11,993,949	—	—
Building Products	1,897,909	1,897,909	—	—
Capital Markets	27,107,439	27,107,439	—	—
Chemicals	25,306,959	25,306,959	—	—
Commercial Banks	27,340,609	27,340,609	—	—
Commercial Services & Supplies	15,653,293	15,653,293	—	—
Communications Equipment	16,087,957	16,087,957	—	—
Computers & Peripherals	23,788,364	23,788,364	—	—
Construction & Engineering	5,216,384	5,216,384	—	—
Construction Materials	1,954,576	1,954,576	—	—
Consumer Finance	9,655,891	9,655,891	—	—
Containers & Packaging	9,689,052	9,689,052	—	—
Distributors	1,898,890	1,898,890	—	—
Diversified Consumer Services	6,572,699	6,572,699	—	—
Diversified Financial Services	17,303,969	17,303,969	—	—
Diversified Telecommunication Services	12,353,696	12,353,696	—	—
Electric Utilities	27,731,806	27,731,806	—	—
Electrical Equipment	3,766,359	3,766,359	—	—
Electronic Equipment, Instruments & Components	12,029,584	12,029,584	—	—
Energy Equipment & Services	23,256,409	23,256,409	—	—
Food & Staples Retailing	17,462,731	17,462,731	—	—
Food Products	28,130,199	28,130,199	—	—
Gas Utilities	6,066,445	6,066,445	—	—
Health Care Equipment & Supplies	25,275,718	25,275,718	—	—
Health Care Providers & Services	31,086,235	31,086,235	—	—
Health Care Technology	1,864,595	1,864,595	—	—
Hotels, Restaurants & Leisure	19,639,223	19,639,223	—	—
Household Durables	22,809,089	22,809,089	—	—
Household Products	8,001,552	8,001,552	—	—
Independent Power Producers & Energy Traders	5,997,209	5,997,209	—	—
Industrial Conglomerates	5,948,302	5,948,302	—	—

Information Technology Services	19,166,671	19,166,671	—	—
Insurance	41,712,771	41,712,771	—	—
Internet & Catalog Retail	3,972,702	3,972,702	—	—
Internet Software & Services	9,712,333	9,712,333	—	—
Leisure Equipment & Products	5,736,432	5,736,432	—	—
Life Sciences Tools & Services	9,444,325	9,444,325	—	—
Machinery	21,826,766	21,826,766	—	—
Media	31,531,707	31,531,707	—	—
Metals & Mining	15,227,542	15,227,542	—	—
Multi-Utilities	29,238,573	29,238,573	—	—
Multiline Retail	15,866,569	15,866,569	—	—
Office Electronics	1,533,279	1,533,279	—	—
Oil, Gas & Consumable Fuels	53,599,968	53,599,968	—	—
Paper & Forest Products	5,935,729	5,935,729	—	—
Personal Products	4,201,731	4,201,731	—	—
Pharmaceuticals	25,223,434	25,223,434	—	—
Professional Services	7,759,629	7,759,629	—	—
Real Estate Investment Trusts	26,461,323	26,461,323	—	—
Real Estate Management & Development	1,952,573	1,952,573	—	—
Road & Rail	9,107,959	9,107,959	—	—
Semiconductors & Semiconductor Equipment	34,813,907	34,813,907	—	—
Software	30,119,582	30,119,582	—	—
Specialty Retail	32,896,279	32,896,279	—	—
Textiles, Apparel & Luxury Goods	8,140,407	8,140,407	—	—
Thrifts & Mortgage Finance	3,779,457	3,779,457	—	—
Tobacco	7,744,680	7,744,680	—	—
Trading Companies & Distributors	3,858,369	3,858,369	—	—
Wireless Telecommunication Services	5,611,796	5,611,796	—	—
Total Common Stocks	975,052,789	975,052,789	—	—
Short-Term Investments - Investment Company	3,589,097	3,589,097	—	—
Futures	65,589	65,589	—	—
Total	$978,707,475	$978,707,475	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities

Beginning Balance	$0
Net purchases (sales)	(4,286)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	4,286
Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally,  developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade)  and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-  end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009